Gardner Lewis Investment Trust

Chesapeake Core Growth Fund (CHCGX)

Supplement to the Prospectus and Statement of Additional Information dated March 1, 2014

Supplement dated May 20, 2014

Prospectus

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1, 2	1.96%

1
“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

2	“Total Annual Fund Operating Expenses” have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 199	$615	$1,057	$2,285

Statement of Additional Information

The following replaces the section entitled “Administrator, Fund Accountant and Transfer Agent” on page 34 of the Statement of Additional Information:

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Amended Mutual Fund Services Agreement (the "Fund Services Agreement"), effective as of May 1, 2014.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Advisor under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Fund Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Fund’s proxy materials and oversees the tabulation of proxies;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Fund’s custodian, verifies and reconciles with the Fund’s custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Fund Services Agreement.  Effective May 1, 2014, the fee payable to Ultimus is calculated daily and paid monthly, at the annual rate of 0.12% of the average daily net assets of the Fund up to $50 million; 0.10% of such assets between $50 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% such assets in over $500 million; subject, however, to a minimum fee of $5,000 per month.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.  Unless sooner terminated as provided therein, the Fund Services Agreement between the Trust and Ultimus will continue in effect until May 1, 2016.  The Fund Services Agreement thereafter, unless otherwise terminated as provided in the Fund Services Agreement, is renewed automatically for successive one-year periods.

Prior to May 1, 2014, the fee payable to Ultimus as Administrator was calculated daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million; 0.05% of such assets between $500 million and $1 billion; 0.035% of such assets between $1 billion and $2 billion; 0.03% such assets over $2 billion; subject, however, to a minimum fee of $1,500 per month.  Prior to May 1, 2014, for fund accounting services, the Fund paid Ultimus a base fee of $2,500 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  Prior to May 1, 2014, for transfer agent services, the Fund paid Ultimus a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month.

For the fiscal years ended October 31, 2013, 2012 and 2011, Ultimus received the following fees:

Administration Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 19,486
October 31, 2012	$ 32,640
October 31, 2011	$165,491

Fund Accounting Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 32,597
October 31, 2012	$ 34,355
October 31, 2011	$ 52,060

Transfer Agent Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 18,000
October 31, 2012	$ 23,243
October 31, 2011	$ 50,148

This supplement, the Prospectus and the Statement of Additional Information provide information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 430-3863.

Gardner Lewis Investment Trust

Chesapeake Growth Fund
(Investor Class) (CHEAX)

Supplement to the Prospectus and Statement of Additional Information dated March 1, 2014

Supplement dated May 20, 2014

Prospectus

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	1.98%
Total Annual Fund Operating Expenses1	3.10%
Less: Management Fee Waivers and Expense Reimbursements1	(0.78%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements2	2.32%

1	Total Annual Fund Operating Expenses have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

2
The Advisor has contractually agreed to waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$235	$884	$1,558	$3,357

Statement of Additional Information

The following replaces the section entitled “Administrator, Fund Accountant and Transfer Agent” on page 35 of the Statement of Additional Information:

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Amended Mutual Fund Services Agreement (the "Fund Services Agreement"), effective as of May 1, 2014.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Advisor under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Fund Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Fund’s proxy materials and oversees the tabulation of proxies;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Fund’s custodian, verifies and reconciles with the Fund’s custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Fund Services Agreement.  Effective May 1, 2014, the fee payable to Ultimus is calculated daily and paid monthly, at the annual rate of 0.12% of the average daily net assets of the Fund up to $50 million; 0.10% of such assets between $50 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% such assets in over $500 million; subject, however, to a minimum fee of $5,000 per month.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.  Unless sooner terminated as provided therein, the Fund Services Agreement between the Trust and Ultimus will continue in effect until May 1, 2016.  The Fund Services Agreement thereafter, unless otherwise terminated as provided in the Fund Service Agreement, is renewed automatically for successive one-year periods.

Prior to May 1, 2014, the fee payable to Ultimus as Administrator was calculated daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million; 0.05% of such assets between $500 million and $1 billion; 0.035% of such assets between $1 billion and $2 billion; 0.03% such assets over $2 billion; subject, however, to a minimum fee of $1,500 per month.  Prior to May 1, 2014, for fund accounting services, the Fund paid Ultimus a base fee of $2,500 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  Prior to May 1, 2014, for transfer agent services, the Fund paid Ultimus a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month.

For the fiscal years ended October 31, 2013, 2012 and 2011, Ultimus received the following fees:

Administration Fees Paid:

Fiscal Year Ended
October 31, 2013	$18,000
October 31, 2012	$18,000
October 31, 2011	$18,000

Fund Accounting Fees Paid:

Fiscal Year Ended
October 31, 2013	$36,978
October 31, 2012	$37,119
October 31, 2011	$34,822

Transfer Agent Fees Paid:

Fiscal Year Ended
October 31, 2013	$21,000
October 31, 2012	$21,000
October 31, 2011	$21,000

This supplement, the Prospectus and the Statement of Additional Information provide the information a prospective investor should know about the Fund and should be retained for future reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 430-3863.

Gardner Lewis Investment Trust

Chesapeake Growth Fund
(Institutional Class) (CHESX)

Supplement to the Prospectus and Statement of Additional Information dated March 1, 2014

Supplement dated May 20, 2014

Prospectus

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.65%
Total Annual Fund Operating Expenses1	2.65%
Less: Management Fee Waivers and Expense Reimbursements2	(0.45%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements2	2.20%

1	“Total Annual Fund Operating Expenses” have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

2
The Advisor has contractually agreed to waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$223	$781	$1,365	$2,950

Statement of Additional Information

The following replaces the section entitled “Administrator, Fund Accountant and Transfer Agent” on page 35 of the Statement of Additional Information:

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Amended Mutual Fund Services Agreement (the "Fund Services Agreement"), effective as of May 1, 2014.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Advisor under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Fund Services Agreement, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Fund’s proxy materials and oversees the tabulation of proxies;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Fund’s custodian, verifies and reconciles with the Fund’s custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Fund Services Agreement.  Effective May 1, 2014, the fee payable to Ultimus is calculated daily and paid monthly, at the annual rate of 0.12% of the average daily net assets of the Fund up to $50 million; 0.10% of such assets between $50 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% such assets in over $500 million; subject, however, to a minimum fee of $5,000 per month.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.   Unless sooner terminated as provided therein, the Fund Services Agreement between the Trust and Ultimus will continue in effect until May 1, 2016.  The Fund Services Agreement thereafter, unless otherwise terminated as provided in the Fund Services Agreement, is renewed automatically for successive one-year periods.

Prior to May 1, 2014, the fee payable to Ultimus as Administrator was calculated daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million; 0.05% of such assets between $500 million and $1 billion; 0.035% of such assets between $1 billion and $2 billion; 0.03% such assets over $2 billion; subject, however, to a minimum fee of $1,500 per month.  Prior to May 1, 2014, for fund accounting services, the Fund paid Ultimus a base fee of $2,500 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  Prior to May 1, 2014, for transfer agent services, the Fund paid Ultimus a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month.

For the fiscal years ended October 31, 2013, 2012 and 2011, Ultimus received the following fees:

Administration Fees Paid:

Fiscal Year Ended
October 31, 2013	$18,000
October 31, 2012	$18,000
October 31, 2011	$18,000

Fund Accounting Fees Paid:

Fiscal Year Ended
October 31, 2013	$36,978
October 31, 2012	$37,119
October 31, 2011	$34,822

Transfer Agent Fees Paid:

Fiscal Year Ended
October 31, 2013	$21,000
October 31, 2012	$21,000
October 31, 2011	$21,000

This supplement, the Prospectus and the Statement of Additional Information provide information a prospective investor should know about the Fund and should be retained for future reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 430-3863.

Gardner Lewis Investment Trust

Chesapeake Core Growth Fund (CHCGX)

Supplement to the Summary Prospectus dated March 1, 2014

Supplement dated May 20, 2014

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Summary Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1, 2	1.96%

1
“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

2	“Total Annual Fund Operating Expenses” have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 199	$615	$1,057	$2,285

This supplement and the Summary Prospectus provide information a prospective investor should know about the Fund and should be retained for future reference.

Gardner Lewis Investment Trust

Chesapeake Growth Fund
(Investor Class) (CHEAX)

Supplement to the Summary Prospectus dated March 1, 2014

Supplement dated May 20, 2014

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Summary Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	1.98%
Total Annual Fund Operating Expenses1	3.10%
Less: Management Fee Waivers and Expense Reimbursements1	(0.78%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements2	2.32%

1	Total Annual Fund Operating Expenses have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

2
The Advisor has contractually agreed to waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 235	$884	$1,558	$3,357

This supplement and the Summary Prospectus provide information a prospective investor should know about the Fund and should be retained for future reference.

Gardner Lewis Investment Trust

Chesapeake Growth Fund
(Institutional Class) (CHESX)

Supplement to the Summary Prospectus dated March 1, 2014

Supplement dated May 20, 2014

The following replaces the sections entitled “Annual Fund Operating Expenses” and “Example” in their entirety on page 1 of the Summary Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.65%
Total Annual Fund Operating Expenses1	2.65%
Less: Management Fee Waivers and Expense Reimbursements2	(0.45%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements2	2.20%

1	“Total Annual Fund Operating Expenses” have been restated to reflect current contractual arrangements with Ultimus Fund Solutions, LLC.

2
The Advisor has contractually agreed to waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 223	$781	$1,365	$2,950

This supplement and the Summary Prospectus provide information a prospective investor should know about the Fund and should be retained for future reference.